Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Options Outstanding	7,340,182	7,465,638	5,067,138
Options Granted	5,851,696	3,300,000	2,705,000
Options Forfeited	0	0	(270,000)
Options Expired	0	0	(36,500)
Options Forfeited or expired	(912,250)	(2,848,704)	0
Options Exercised	(1,299,994)	(576,752)	0
Options Outstanding	10,979,634	7,340,182	7,465,638
Options Exercisable	10,807,134
Weighted Average Exercise Price per Share	$ 0.46	$ 0.49	$ 0.44
Weighted Average Exercise Price per Share Granted	$ 0.001	$ 0.28	$ 0.63
Weighted Average Exercise Price per Share Forfeited	$ 0	$ 0	$ 0.92
Weighted Average Exercise Price per Share Expired	$ 0	$ 0	$ 0.63
Weighted Average Exercise Price per Share Forfeited or expired	$ 0.65	$ 0.41	$ 0
Weighted Average Exercise Price per Share Exercised	$ 0.001	$ 0.001	$ 0
Weighted Average Exercise Price per Share Outstanding	$ 0.26	$ 0.46	$ 0.49
Weighted Average Exercise Price per Share Exercisable	$ 0.25